Average Annual Total Returns			12 Months Ended		24 Months Ended	38 Months Ended	42 Months Ended	60 Months Ended		62 Months Ended	65 Months Ended	66 Months Ended	84 Months Ended	85 Months Ended	99 Months Ended	100 Months Ended	120 Months Ended
		Oct. 28, 2026	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.43%					7.37%									8.25%
Catalyst/MAP Global Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.56%					6.30%									7.15%
Catalyst/MAP Global Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.15%					5.55%									6.35%
Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			21.53%					7.83%									8.07%
Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.83%					8.93%									9.17%
Catalyst/MAP Global Equity Fund Class I | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.87%					11.70%									12.28%
Catalyst/MAP Global Equity Fund Class I | MSCI ACWI Value Index Gross (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.84%					11.61%									9.88%
Catalyst Tactical Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.65%					1.99%									6.01%
Catalyst Tactical Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.29%					0.93%									4.90%
Catalyst Tactical Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.82%					1.43%									4.62%
Catalyst Tactical Allocation Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.39%					2.44%									5.84%
Catalyst Tactical Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.55%					3.47%									6.90%
Catalyst Tactical Allocation Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.82%
Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.73%					7.94%									9.97%
Catalyst Dynamic Alpha Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.40%					5.28%									8.13%
Catalyst Dynamic Alpha Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.63%					5.78%									7.77%
Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.24%					8.41%									9.80%
Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.28%					9.49%									10.90%
Catalyst Dynamic Alpha Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.82%
Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.42%)					3.39%									(0.74%)
Catalyst Systematic High Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.32%)					2.83%									(1.30%)
Catalyst Systematic High Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.03%)					2.38%									(0.72%)
Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.78%					3.86%									(0.88%)
Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.69%					4.91%									0.11%
Catalyst Systematic High Income Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.82%
Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.24%					4.57%									6.19%
Catalyst Buffered Shield Fund Class A | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.82%
Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.70%					5.02%								5.82%	5.82%
Performance Inception Date		Sep. 05, 2017
Catalyst Buffered Shield Fund Class C | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%								14.99%	14.99%
Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.88%					6.08%									7.07%
Catalyst Buffered Shield Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.55%					3.98%									4.64%
Catalyst Buffered Shield Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.44%					3.74%									4.38%
Catalyst Nasdaq-100 Hedged Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.89%					4.73%									5.28%
Catalyst Nasdaq-100 Hedged Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.80%					4.14%									4.73%
Catalyst Nasdaq-100 Hedged Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.00%					3.61%									4.05%
Catalyst Nasdaq-100 Hedged Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.57%					5.19%									5.09%
Catalyst Nasdaq-100 Hedged Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.68%					6.25%									6.15%
Catalyst Nasdaq-100 Hedged Income Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.82%
Catalyst Nasdaq-100 Hedged Income Fund Class I | NASDAQ – 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.02%					15.30%									19.70%
Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.22%		6.35%
Performance Inception Date		Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.66%		3.62%
Catalyst/Aspect Enhanced Multi-Asset Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.12%		4.03%
Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.56%		8.69%
Performance Inception Date		Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.65%		9.80%
Performance Inception Date		Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		21.13%
Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.22%					5.51%									8.87%
Catalyst/SMH High Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.86%					3.08%									6.29%
Catalyst/SMH High Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.93%					3.10%									5.79%
Catalyst/SMH High Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.85%					5.73%									8.56%
Catalyst/SMH High Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.98%					6.75%									9.63%
Catalyst/SMH High Income Fund Class I | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)									2.01%
Catalyst/SMH High Income Fund Class I | ICE BofA US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.63%					4.53%									6.45%
Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.08%)					6.62%									9.10%
Catalyst/SMH Total Return Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.12%)					4.52%									6.81%
Catalyst/SMH Total Return Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.04%					4.28%									6.29%
Catalyst/SMH Total Return Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.23%					7.08%									8.91%
Catalyst/SMH Total Return Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.30%					8.14%									10.02%
Catalyst/SMH Total Return Income Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.82%
Catalyst/SMH Total Return Income Fund Class I | ICE BofA High Yield U.S. Corporates Cash Pay Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.63%					4.53%									6.45%
Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.48%					4.13%									4.77%
Catalyst/MAP Global Balanced Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.61%					2.92%									3.61%
Catalyst/MAP Global Balanced Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.84%					2.86%									3.43%
Catalyst/MAP Global Balanced Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.30%					4.56%									4.59%
Catalyst/MAP Global Balanced Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.52%					5.64%									5.68%
Catalyst/MAP Global Balanced Fund Class I | MSCI ACWI Gross Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.87%					11.70%									12.28%
Catalyst/MAP Global Balanced Fund Class I | MSCI ACWI Value Gross Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.84%					11.61%									9.88%
Catalyst/MAP Global Balanced Fund Class I | 50% ICE BofAML 1-3 Year/ 50% - MSCI ACWI Gross (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.15%					7.21%									7.61%
Catalyst/MAP Global Balanced Fund Class I | 50% MSCI ACWI Value/50% ML AAAA 1-3YR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.08%					7.14%									6.46%
Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			47.37%					(0.48%)									9.86%
Eventide Healthcare & Life Sciences Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			47.37%					(1.04%)									9.11%
Eventide Healthcare & Life Sciences Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			28.04%					(0.51%)									7.86%
Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			55.13%					(0.06%)									9.69%
Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			56.41%					0.75%									10.58%
Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			56.73%					0.95%									10.80%
Eventide Healthcare & Life Sciences Fund Class I Shares | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.09%					6.58%									9.96%
Eventide Healthcare & Life Sciences Fund Class I Shares | S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			35.98%					(2.57%)									5.91%
Eventide Balanced Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.53%					3.88%									6.67%
Eventide Balanced Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.19%)					2.82%									5.73%
Eventide Balanced Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.98%					2.72%									5.05%
Eventide Balanced Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.87%					4.29%									6.48%
Eventide Balanced Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.74%					5.14%									7.33%
Eventide Balanced Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.96%					5.35%									7.54%
Eventide Balanced Fund Class I | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)									2.01%
Eventide Balanced Fund Class I | Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.34%					5.02%									7.04%
Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.68%)					7.26%							9.15%
Performance Inception Date		Sep. 27, 2017
Eventide Dividend Growth Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.45%)					6.79%							8.71%
Eventide Dividend Growth Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.14%					5.62%							7.31%
Eventide Dividend Growth Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.65%					7.69%							9.11%
Performance Inception Date		Sep. 27, 2017
Eventide Dividend Growth Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.48%					8.55%							9.97%
Performance Inception Date		Sep. 27, 2017
Eventide Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.69%					8.77%							10.20%
Performance Inception Date		Sep. 27, 2017
Eventide Dividend Growth Fund Class I Shares | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.09%					6.58%							8.20%
Eventide Dividend Growth Fund Class I Shares | Bloomberg US Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.94%					8.96%							10.61%
Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.02%)					0.29%									1.44%
Eventide Limited-Term Bond Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.49%)					(0.58%)									0.59%
Eventide Limited-Term Bond Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.04%)					(0.16%)									0.73%
Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.25%					0.71%						1.69%
Performance Inception Date		Dec. 14, 2018
Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.16%					1.53%						2.50%
Eventide Limited-Term Bond Fund Class N | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)						2.11%			2.01%
Eventide Limited-Term Bond Fund Class N | Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.11%					1.56%						2.58%			2.17%
Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.40%					1.74%									2.15%
Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.41%					(2.67%)				6.02%
Performance Inception Date		Jun. 30, 2020
Eventide Exponential Technologies Fund Class A Share | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.41%					(2.77%)				5.91%
Eventide Exponential Technologies Fund Class A Share | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.43%					(2.04%)				4.69%
Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.87%					(2.26%)				6.38%
Performance Inception Date		Jun. 30, 2020
Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.73%					(1.48%)				7.20%
Performance Inception Date		Jun. 30, 2020
Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.94%					(1.28%)				7.42%
Performance Inception Date		Jun. 30, 2020
Eventide Exponential Technologies Fund Class I Share | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.09%					6.58%				12.22%
Eventide Exponential Technologies Fund Class I Share | Bloomberg US 2500 Technology Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.32%					5.69%				11.48%
Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.23%					(2.01%)			(1.91%)
Performance Inception Date		Jul. 31, 2020
Eventide Core Bond Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.38%)					(3.01%)			(2.86%)
Eventide Core Bond Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.70%					(1.94%)			(1.84%)
Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.61%					(1.57%)			(1.55%)
Performance Inception Date		Jul. 31, 2020
Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.27%					(0.80%)			(0.80%)
Performance Inception Date		Jul. 31, 2020
Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.48%					(0.60%)			(0.60%)
Performance Inception Date		Jul. 31, 2020
Eventide Core Bond Fund Class I Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)			(0.37%)
Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.94%				12.41%
Performance Inception Date		Jun. 30, 2022
Eventide Large Cap Focus Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.77%				12.05%
Eventide Large Cap Focus Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.99%				9.69%
Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.49%				13.51%
Performance Inception Date		Jun. 30, 2022
Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.43%				14.41%
Performance Inception Date		Jun. 30, 2022
Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.60%				14.61%
Performance Inception Date		Jun. 30, 2022
Eventide Large Cap Focus Fund Class I | Bloomberg U.S. 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.03%				20.46%
Eventide Large Cap Focus Fund Class I | Bloomberg U.S. 500 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.26%				12.91%
Eventide Large Cap Focus Fund Class I | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%				20.18%
Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.76%					(0.36%)									5.09%
Catalyst Insider Buying Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.76%					(0.36%)									5.09%
Catalyst Insider Buying Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.18%					(0.28%)									4.07%
Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.55%					0.07%									4.92%
Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.70%					1.07%									5.99%
Catalyst Insider Buying Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.82%
Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(13.34%)					20.98%									8.94%
Catalyst Energy Infrastructure Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(15.77%)					19.34%									6.33%
Catalyst Energy Infrastructure Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(7.38%)					16.40%									5.76%
Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.70%)					21.51%									8.78%
Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(7.77%)					22.74%									9.89%
Catalyst Energy Infrastructure Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%									14.82%
Catalyst Energy Infrastructure Fund Class I | Solactive MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.34%					21.37%									5.13%
Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.26%)					6.62%									4.97%
Catalyst Systematic Alpha Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.48%)					4.75%									3.23%
Catalyst Systematic Alpha Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.94%)					4.34%									3.08%
Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.84%					7.09%									4.77%
Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.95%					8.15%									5.84%
Catalyst Systematic Alpha Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%					14.42%									14.82%
Catalyst Systematic Alpha Fund Class I | BNP Paribas Catalyst Systematic Alpha Index III (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		0.36%					11.00%									17.05%
Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.86%					6.65%									7.35%	[4]
Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.36%					7.11%									7.17%	[4]
Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.33%					7.11%		9.70%
Performance Inception Date		Oct. 30, 2020
Catalyst/Millburn Hedge Strategy Fund Class C-1 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%					14.42%		17.08%							14.82%	[4]
Catalyst/Millburn Hedge Strategy Fund Class C-1 | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.21%					3.19%		3.09%							2.19%	[4]
Catalyst/Millburn Hedge Strategy Fund Class C-1 | Credit Suisse Managed Futures Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.26%					5.68%		6.69%							2.77%	[4]
Catalyst/Millburn Hedge Strategy Fund Class C-1 | MSCI ACWI Net (USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%					11.19%		14.32%							11.72%	[4]
Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.35%					8.18%									8.24%	[4]
Catalyst/Millburn Hedge Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.35%	[5]				7.23%	[5]								7.07%	[4]
Catalyst/Millburn Hedge Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.58%	[5]				6.05%	[5]								6.13%	[4]
Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.22%					1.94%									3.19%
Catalyst Insider Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.58%)					0.27%									1.83%
Catalyst Insider Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.11%					0.74%									1.85%
Catalyst Insider Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.45%					2.16%									2.94%
Catalyst Insider Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.49%					3.20%									3.99%
Catalyst Insider Income Fund Class I | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)									2.01%
Catalyst Insider Income Fund Class I | Bloomberg US Govt/Credit 1-3 YR TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%					1.97%									2.09%
Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.86%					4.71%									5.29%
Catalyst/CIFC Senior Secured Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.80%)					2.04%									2.95%
Catalyst/CIFC Senior Secured Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.47%					2.40%									3.01%
Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.07%					4.94%									5.01%
Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.19%			8.60%
Performance Inception Date		Nov. 01, 2022
Catalyst/CIFC Senior Secured Income Fund Class C-1 | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%			5.39%		(0.36%)									2.01%
Catalyst/CIFC Senior Secured Income Fund Class C-1 | Morningstar LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.90%			9.33%		6.42%									5.83%
Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.24%					6.00%									6.08%
Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(13.70%)					(3.84%)					0.24%
Performance Inception Date		Dec. 31, 2018
Catalyst Enhanced Income Strategy Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(16.12%)					(6.64%)					(2.38%)
Catalyst Enhanced Income Strategy Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(7.99%)					(3.83%)					(0.76%)
Catalyst Enhanced Income Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(9.16%)					(3.44%)					0.31%
Performance Inception Date		Dec. 31, 2018
Catalyst Enhanced Income Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.18%)					(2.45%)					1.34%
Performance Inception Date		Dec. 31, 2018
Catalyst Enhanced Income Strategy Fund Class I | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%					(0.36%)					1.99%
Catalyst Enhanced Income Strategy Fund Class I | Bloomberg U.S. MBS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.58%					0.15%					1.54%
Eventide Gilead Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.34%					0.86%									10.93%
Eventide Gilead Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.51%					1.28%									10.75%
Eventide Gilead Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			23.48%					2.10%									11.64%
Eventide Gilead Fund Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.19%					0.93%									10.76%
Eventide Gilead Fund Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.24%					1.54%									9.58%
Eventide Gilead Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			23.76%					2.30%									11.87%
Eventide Gilead Fund Class I | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.09%					6.58%									9.96%
Eventide Gilead Fund Class I | Bloomberg US Mid Cap Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.28%					6.89%									11.83%

[1]	The Fund has changed its benchmark from the S&P 500 Total Return Index to the Bloomberg U.S. 500 Index to be consistent with Eventide using Bloomberg indices across products. This change benefits shareholders by reducing index licensing costs.
[2]	The S&P 500 Index is the total return index. This index differs from the “S&P 500” price index by including the contribution of dividends to total return.
[3]	The BNP Paribas Catalyst Systematic Alpha Index III (the “Benchmark”) was established on November 3, 2024. The index provider has produced historical returns for the Benchmark for periods prior to November 3, 2024 by applying the Benchmark methodology and protocols to historical market data. While believed to be reliable, performance data prior to November 3, 2024 should be considered hypothetical and, consequently, less pertinent for investors when evaluating the Fund’s performance.
[4]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[5]	After-Tax Returns for Class I shares are for the period beginning December 29, 2015. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability partnership, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions. After-tax returns shown are a blend of after-tax returns from December 29, 2015 and returns before taxes for preceding periods.